Pension (Tables)	3 Months Ended
Mar. 31, 2013
Pension [Abstract]
Component of net periodic pension expense

	Three Months Ended March 31,
	2013	2012
Service cost	$0.2	$0.2
Interest cost	2.9	3.2
Expected return on plan assets	(4.0)	(3.9)
Amortization of prior service costs and unrecognized loss	1.0	—

	$0.1	$(0.5)